UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21033

        Nuveen Connecticut Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)
	August 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.0% (1.3% of Total Investments)
$ 725	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$674,417
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 34.2% (22.0% of Total Investments)
715	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	AA	726,190
	Series 2007-I, 5.000%, 7/01/25 – MBIA Insured
500	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	A3	453,890
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	BBB+	85,700
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
135	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	A3	123,433
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
95	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	1/09 at 102.00	AA	95,691
	Series 1998H, 5.000%, 7/01/23 – MBIA Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hopkins School, Series	7/09 at 100.50	AA	505,870
	1998A, 5.000%, 7/01/20 – AMBAC Insured
310	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	Aa3	340,501
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
120	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,	7/17 at 100.00	AA	114,702
	Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of
	Hartford, Series 2002E:
590	5.500%, 7/01/22 – RAAI Insured	7/12 at 101.00	A3	588,820
1,000	5.250%, 7/01/32 – RAAI Insured	7/12 at 101.00	A3	919,690
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/09 at 100.00	AAA	1,012,110
	Series 2002W, 5.125%, 7/01/27
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/13 at 100.00	AAA	506,180
	Series 2003X-1, 5.000%, 7/01/42
1,600	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	1,626,864
	Series 2007Z-1, 5.000%, 7/01/42
2,750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	2,810,803
	Series 2007Z-3, 5.050%, 7/01/42 (UB)
	University of Connecticut, General Obligation Bonds, Series 2006A:
450	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AA	482,252
490	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	512,006
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%,	11/12 at 101.00	AA–	527,765
	11/15/22 – FGIC Insured

11,355	Total Education and Civic Organizations			11,432,467

	Health Care – 13.2% (8.5% of Total Investments)
300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,	7/12 at 101.00	BBB+	281,442
	Series 2002B, 5.500%, 7/01/32 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
	Health Network, Series 2000A:
20	6.125%, 7/01/20 – RAAI Insured	7/10 at 101.00	BBB+	20,575
65	6.000%, 7/01/25 – RAAI Insured	7/10 at 101.00	BBB+	65,957
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
300	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	A3	286,800
300	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	A3	279,705
170	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special	7/17 at 100.00	A3	154,127
	Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured
1,190	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aaa	1,195,284
	Series 2006, 5.000%, 7/01/32 – FSA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital	7/12 at 101.00	BBB+	937,180
	and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured
25	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/09 at 101.00	A2	25,672
	Series 1999G, 5.000%, 7/01/18 – MBIA Insured
1,170	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	AA	1,182,016
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured

4,540	Total Health Care			4,428,758

	Housing/Multifamily – 2.8% (1.8% of Total Investments)
500	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	445,150
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
500	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield	No Opt. Call	BBB+	500,370
	Apartments, Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)

1,000	Total Housing/Multifamily			945,520

	Housing/Single Family – 6.1% (4.0% of Total Investments)
250	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	11/10 at 100.00	AAA	227,885
	5.450%, 11/15/43 (Alternative Minimum Tax)
700	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5,	5/13 at 100.00	AAA	669,767
	5.050%, 11/15/34
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
305	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	270,062
330	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	282,916
600	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	598,902
	4.650%, 11/15/27

2,185	Total Housing/Single Family			2,049,532

	Industrials – 2.9% (1.9% of Total Investments)
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Ba1	958,230
	Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care – 3.8% (2.4% of Total Investments)
320	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	321,853
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
265	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	10/08 at 101.00	BBB–	267,107
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families	7/12 at 101.00	AA	460,935
	and Children Inc., Series 2002A, 5.000%, 7/01/19 – AMBAC Insured
250	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	212,698
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27

1,285	Total Long-Term Care			1,262,593

	Tax Obligation/General – 23.1% (14.9% of Total Investments)
600	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	617,790
400	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	421,780
500	Connecticut State, General Obligation Bonds, Series 2007B, 5.000%, 5/01/16	No Opt. Call	AA	554,565
	Farmington, Connecticut, General Obligation Bonds, Series 2002:
1,000	5.000%, 9/15/20	9/12 at 101.00	Aa1	1,058,490
1,450	5.000%, 9/15/21	9/12 at 101.00	Aa1	1,509,189
1,305	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2002,	4/12 at 101.00	AA+	1,357,239
	5.000%, 4/01/22
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
360	5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	379,231
140	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	139,756
650	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	AA	701,383
400	Suffield, Connecticut, General Obligation Bonds, Series 2005, 5.000%, 6/15/21	No Opt. Call	AA	437,212
500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/17	10/15 at 100.00	AAA	545,465

7,305	Total Tax Obligation/General			7,722,100

	Tax Obligation/Limited – 16.8% (10.8% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
575	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AAA	578,295
500	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AAA	496,990
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2001B,	10/11 at 100.00	AAA	534,740
	5.375%, 10/01/13 – FSA Insured
1,625	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	1,729,568
	5.375%, 7/01/20 – FSA Insured
850	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AA	885,360
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AA	497,330
	7/01/31 – AMBAC Insured
430	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	108,416
	0.000%, 7/01/32 – FGIC Insured
750	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – FSA Insured	8/15 at 100.00	AAA	796,103

5,730	Total Tax Obligation/Limited			5,626,802

	Transportation – 6.4% (4.1% of Total Investments)
1,950	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	AA	2,155,412
	5.375%, 12/01/15 – AMBAC Insured

	U.S. Guaranteed – 28.9% (18.6% of Total Investments) (4)
2,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/11 at 100.00	AAA	2,431,236
	University System, Series 2002D-2, 5.000%, 11/01/21 (Pre-refunded 11/01/11) – FSA Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
	Health Network, Series 2000A:
100	6.125%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	BBB+ (4)	108,287
30	6.125%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	BBB+ (4)	32,458
5	6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	BBB+ (4)	5,398
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy,	3/11 at 101.00	AAA	430,904
	Series 2001B, 5.000%, 3/01/32 (Pre-refunded 3/01/11) – FSA Insured
250	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	Baa3 (4)	270,120
	5.500%, 5/15/41 (Pre-refunded 5/15/11)
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29	7/10 at 101.00	AAA	1,068,480
	(Pre-refunded 7/01/10) – FSA Insured
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,000	5.500%, 10/01/32	10/10 at 101.00	AAA	1,037,920
2,000	5.500%, 10/01/40	10/10 at 101.00	AAA	2,072,579
1,535	Regional School District 8, Andover, Hebron and Marlborough, Connecticut, General Obligation	5/11 at 101.00	Aaa	1,658,505
	Bonds, Series 2002, 5.000%, 5/01/22 (Pre-refunded 5/01/11) – FSA Insured
500	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AAA	548,230
	4/01/12) – FSA Insured

9,070	Total U.S. Guaranteed			9,664,117

	Utilities – 5.0% (3.2% of Total Investments)
500	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	500,150
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
470	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	449,814
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
250	5.500%, 1/01/15 (Alternative Minimum Tax)	1/09 at 100.00	BBB	248,595
510	5.500%, 1/01/20 (Alternative Minimum Tax)	1/09 at 100.00	BBB	481,782

1,730	Total Utilities			1,680,341

	Water and Sewer – 10.1% (6.5% of Total Investments)
220	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	BBB–	186,985
	Project, Series 200.7, 5.100%, 9/01/37 – XLCA Insured (Alternative Minimum Tax)
785	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	847,863
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
690	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AA	695,768
320	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AA	320,746
130	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	129,429
	6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
750	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AA	772,073
410	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AA	411,046

3,305	Total Water and Sewer			3,363,910

$ 51,180	Total Investments (cost $51,706,151) – 155.3%			51,964,199

	Floating Rate Obligations – (6.2)%			(2,062,000)

	Other Assets Less Liabilities – 3.2%			1,068,879

	Preferred Shares, at Liquidation Value – (52.3)% (5)			(17,500,000)

	Net Assets Applicable to Common Shares – 100%			$33,471,078

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of August 31, 2008. Subsequent to August 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (33.7)%.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of August 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$51,964,199	$ —	$51,964,199

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2008, the cost of investments was $49,623,030.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2008, were as follows:

Gross unrealized:
Appreciation	$1,292,198
Depreciation	(1,012,972)

Net unrealized appreciation (depreciation) of investments	$ 279,226

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         October 30, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        October 30, 2008